Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005553 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005553 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000005553 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000005553 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005553 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005553 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005553 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005553 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000005553 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005553 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005553 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005553 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005553 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005553 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005553 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005553 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005553 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000117204 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000117204 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000117204 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000117204 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000117204 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117204 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000117204 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117204 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000117204 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000117204 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117204 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117204 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117204 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117204 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117204 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117204 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117204 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000211686 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000211686 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000211686 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000211686 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211686 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211686 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000211686 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211686 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000211686 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211686 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211686 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000211686 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211686 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211686 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211686 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211686 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211686 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.60%